TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets (liabilities):
Intangible assets		$ 383	$ 461
Other temporary differences	[1]	7,400	5,776
Temporary differences related to inventory	[2]	7,667	6,544
Carryforward losses, deductions and credits	[3]	201	1,162
Less-valuation allowance		(167)	(903)
Total net deferred tax assets		15,484	13,040
Deferred tax liabilities
Property and equipment		(9,112)	(8,919)
Intangible assets			(591)
Other temporary differences			(222)
Total deferred tax liabilities		(9,112)	(9,732)
Deferred tax assets, net		$ 6,372	$ 3,308

[1]	Deriving mainly from provision for labor related and warranty provision. The increase mainly related to provision for loss contingencies.
[2]	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
[3]	Certain subsidiaries have tax loss carry-forwards totaling approximately $2,491 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date.